Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Assets
Fixed maturities, amortized cost	$ 13,386,557	$ 13,313,819
Short-term investments, amortized cost	21,697	46,689
Equities, cost	28,376	418,428
Funds held - directly managed, cost	$ 510,057	$ 537,661
Shareholders’ Equity
Common shares, par value	$ 0.00000001	$ 1
Common shares, shares issued	100,000,000	87,237,220
Preferred shares, par value	$ 1	$ 1
Number of preferred shares issued	28,169,062	34,150,000
Preferred shares, shares outstanding	28,169,062	34,150,000
Aggregate liquidation value	$ 704,227	$ 853,750
Common shares held in treasury, shares	0	39,303,068